LEASE LIABILITES (Details Narrative)	3 Months Ended
Mar. 31, 2023
Depreciation lease liability	The Company leases certain assets under lease agreements. The lease liabilities consist of leases of facilities and vehicles with terms ranging from one to five years. The leases are calculated using incremental borrowing rates ranging from 7.5% to 10.5%